Marketable Securities, Investment in and Loans to Affiliates (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2023	Jun. 27, 2023	May 31, 2023	Sep. 01, 2022	Nov. 03, 2021	Aug. 31, 2023	May 31, 2023	Jan. 31, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Schedule of Investments [Line Items]
Investment													$ 2,908,300
Initial funding					$ 100,000,000
Amount raised on investment					$ 138,000,000
Founders, shares													1,437,500
Private placement units													288,830
Restricted common stock issued conversion								186,832
Share purchased, value													$ 2,880,045
Fair market value									$ 2,281,074		$ 2,281,074
Unrealized loss	$ (726,884)										$ (726,884)
Issuance of stock, shares											300,000
Issuance of stock, value										$ 3,450,675	$ 192,000			$ 28,318,314
Chijet [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Schedule of Investments [Line Items]
Restricted shares issuable in lieu of bonuses									267,500
Chijet [Member] | Accounts Payable [Member]
Schedule of Investments [Line Items]
Contingent liability															$ 233,377
SRM Entertainment [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares	4,609,166
Non-interest bearing loan receivable balance	$ 1,482,673												$ 1,482,673
Accrued interest expense											$ 55,847
Total balance paid from proceeds of IPO	1,538,520
SRM Entertainment [Member] | Notes Receivable [Member]
Schedule of Investments [Line Items]
Conversion percentage				6.00%
SRM Entertainment [Member] | IPO [Member]
Schedule of Investments [Line Items]
Total balance paid from proceeds of IPO	$ 55,847
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares	9,450,000		6,500,000
Outstanding shares of common stock, percentage			79.30%				79.30%
Exchange of stock, shares			2
Issuance of stock, value	$ 4,500,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Schedule of Investments [Line Items]
Sale of stock, shares	1,250,000
Issuance of stock, shares	2,000,000						6,500,000
Sale of stock, per share	$ 5.00
Common Stock [Member]
Schedule of Investments [Line Items]
Share purchased							10,000						(2,825,617)
Share purchased, value							$ 14,332						$ 2,825
Issuance of stock, shares										4,315,787	4,315,787			11,066,258
Exchange of stock, shares											1,200,000
Issuance of stock, value										$ 4,316				$ 11,066
Chijet [Member]
Schedule of Investments [Line Items]
Sale of stock, shares											256,637
Realized gain on sale of shares											$ 216,664
Fair market value									$ 2,281,074		2,281,074
Unrealized loss											$ 356,359
Chijet [Member] | Restricted Common Stock [Member]
Schedule of Investments [Line Items]
Restricted common stock issued conversion		1,662,434
Stock considered as trading securities									1,292,297		1,292,297
Chijet [Member] | Common Stock [Member]
Schedule of Investments [Line Items]
Restricted common stock issued conversion						96,000
Share purchased							48,000
Share purchased, value							$ 508,800
Jupiter Wellness Sponsor LLC [Member]
Schedule of Investments [Line Items]
Investment													2,908,300
Affiliated Entity [Member]
Schedule of Investments [Line Items]
Loan to affiliate													9,073
Loan to affiliate									$ 0		$ 0		$ 9,073